UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)
________

10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73120
(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73120
 (Name and address of agent for service)

Copy to:
Christopher Menconi
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW
Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2016

Date of reporting period: August 31, 2016

Item 1.   Schedule of Investments

WeatherStorm Forensic Accounting Long-Short ETF
August 31, 2016 (Unaudited)

Description	Shares	Fair Value

SCHEDULE OF INVESTMENTS

COMMON STOCK — 128.9%

Consumer Discretionary — 20.0%
Bed Bath & Beyond (A)	3,230	$149,775
Best Buy (A)	5,201	200,135
Carnival PLC (A)	3,452	165,006
Darden Restaurants (A)	2,321	143,066
DISH Network, Cl A (A) *	3,035	152,448
Foot Locker (A)	2,721	178,606
Ford Motor (A)	12,475	157,185
Gap (A)	7,511	186,799
General Motors (A)	5,480	174,922
Genuine Parts (A)	1,611	165,643
Goodyear Tire & Rubber (A)	6,143	180,297
Kohl's (A)	4,130	183,289
Lear (A)	1,541	179,203
Macy's (A)	4,752	171,927
News, Cl A (A)	14,193	199,553
Nordstrom (A)	4,162	210,015
Omnicom Group (A)	1,943	167,351
Royal Caribbean Cruises (A)	2,283	162,344
Target (A)	2,170	152,312
Whirlpool (A)	922	164,706
		3,444,582
Consumer Staples — 9.5%
Archer-Daniels-Midland (A)	3,852	168,564
Bunge (A)	2,635	168,376
ConAgra Foods (A)	3,211	149,665
Ingredion (A)	1,233	168,872
JM Smucker (A)	1,024	145,193
Kroger (A)	4,115	131,639
PepsiCo (A)	1,474	157,350
Tyson Foods, Cl A (A)	2,311	174,642
Walgreens Boots Alliance (A)	985	79,499
Wal-Mart Stores (A)	2,110	150,738
Whole Foods Market (A)	4,823	146,523
		1,641,061
Energy — 10.4%
Apache (A)	1,883	93,585
Baker Hughes (A)	3,583	176,033
ConocoPhillips (A)	3,695	151,680
Devon Energy (A)	4,465	193,468
Hess (A)	2,863	155,461
Marathon Oil (A)	11,373	170,822
Marathon Petroleum (A)	4,640	197,246
National Oilwell Varco (A)	4,770	159,986
Newfield Exploration (A) *	3,730	161,733
Tesoro (A)	2,152	162,304
Valero Energy (A)	2,945	163,006
		1,785,324
Financials — 23.5%
Aflac (A)	2,240	166,163
Allstate (A)	2,282	157,367
Ameriprise Financial (A)	1,813	183,258
Arthur J Gallagher (A)	3,422	169,081
Bank of America (A)	12,742	205,656
Capital One Financial (A)	2,664	190,743
Cincinnati Financial (A)	2,171	167,406
E*TRADE Financial (A) *	6,902	182,075
Fifth Third Bancorp (A)	9,272	186,923
FNF Group (A)	3,134	118,120

Description	Shares	Fair Value
Hartford Financial Services Group (A)	3,501	$143,786
Host Hotels & Resorts ‡,(A)	10,192	181,622
Lincoln National (A)	4,364	209,603
Loews (A)	3,932	164,593
MetLife (A)	4,124	178,982
Morgan Stanley (A)	6,384	204,671
Principal Financial Group (A)	3,952	193,925
Progressive (A)	4,495	146,357
Prudential Financial (A)	2,253	178,843
Regions Financial (A)	19,060	190,028
Synchrony Financial (A)	6,634	184,624
Unum Group (A)	5,025	178,940
VEREIT ‡,(A)	15,414	161,076
		4,043,842
Health Care — 15.3%
Aetna	1,303	152,607
AmerisourceBergen, Cl A (A)	2,040	177,419
Amgen (A)	1,041	177,032
Anthem (A)	1,204	150,596
Baxter International (A)	3,561	166,405
Cardinal Health (A)	2,022	161,093
Centene (A) *	2,224	151,877
DaVita HealthCare Partners (A) *	2,043	132,039
Express Scripts Holding (A) *	2,060	149,762
Gilead Sciences (A)	1,725	135,206
HCA Holdings (A) *	2,024	152,913
Hologic (A) *	4,580	175,964
Laboratory Corp of America Holdings (A) *	973	133,233
McKesson (A)	765	141,234
Merck (A)	2,724	171,040
Pfizer (A)	4,461	155,243
Universal Health Services, Cl B (A)	1,163	140,177
		2,623,840
Industrials — 11.3%
Alaska Air Group (A)	2,705	182,669
Boeing (A)	1,110	143,690
Caterpillar (A)	2,110	172,914
CSX (A)	6,160	174,205
Cummins (A)	1,424	178,869
Delta Air Lines (A)	4,515	165,926
FedEx (A)	985	162,456
Fluor (A)	3,264	169,401
Huntington Ingalls Industries (A)	944	155,920
L-3 Communications Holdings (A)	1,074	159,833
Norfolk Southern (A)	1,040	97,656
PACCAR (A)	3,034	181,555
		1,945,094
Information Technology — 21.5%
Amdocs (A)	2,755	165,631
Apple (A)	1,450	153,845
CA (A)	4,822	163,514
Cisco Systems (A)	5,521	173,580
Citrix Systems (A) *	1,955	170,476
Corning (A)	7,911	179,501
eBay (A) *	6,731	216,469
Hewlett Packard Enterprise (A)	8,764	188,251
HP (A)	13,163	189,152
Intel (A)	4,905	176,041
International Business Machines (A)	1,061	168,572
Lam Research (A)	500	46,660
Maxim Integrated Products (A)	4,454	181,367
Micron Technology (A) *	12,325	203,239

WeatherStorm Forensic Accounting Long-Short ETF
August 31, 2016 (Unaudited)

Description	Shares/ Number of Rights	Fair Value
NetApp (A)	6,563	$227,014
QUALCOMM (A)	3,035	191,418
Symantec (A)	7,555	182,302
VMware, Cl A (A) *	2,803	205,544
Western Digital (A)	3,672	171,372
Western Union (A)	8,393	180,617
Xerox (A)	16,824	165,716
		3,700,281
Materials — 7.7%
Alcoa (A)	16,565	166,975
Eastman Chemical (A)	1,754	119,079
Freeport-McMoRan, Cl B (A)	14,882	153,136
International Paper (A)	3,803	184,407
Mosaic (A)	5,945	178,766
Newmont Mining (A)	4,001	152,998
Nucor (A)	3,254	157,852
WestRock (A)	4,201	201,228
		1,314,441
Telecommunication Services — 4.9%
AT&T (A)	3,585	146,555
CenturyLink (A)	5,620	156,236
Sprint (A) *	35,982	222,369
T-Mobile US (A) *	3,660	169,604
Verizon Communications (A)	2,753	144,064
		838,828
Utilities — 4.8%
Ameren (A)	595	29,405
CenterPoint Energy (A)	6,505	146,167
Edison International (A)	760	55,268
Entergy (A)	1,911	149,440
Exelon (A)	4,360	148,240
FirstEnergy (A)	4,552	148,987
NiSource (A)	5,934	142,060
		819,567

Total Common Stock
(Cost $21,492,016)		22,156,860

RIGHTS — 0.0%

Safeway CVR - Casa Ley *(B)	932	946
Safeway CVR - PDC *(B)	932	45
Total Rights (Cost $–)		991

Total Investments - 128.9%
(Cost $21,492,016)†		$22,157,851
SCHEDULE OF SECURITIES SOLD SHORT

COMMON STOCK — (29.3)%

Consumer Discretionary — (8.3)%
CarMax*	(2,473)	$(145,784)
Charter Communications, Cl A*	(521)	(134,006)
Chipotle Mexican Grill, Cl A*	(230)	(95,158)
Hanesbrands	(4,045)	(107,354)
LKQ*	(3,830)	(138,225)
Netflix*	(1,323)	(128,926)
Priceline Group*	(93)	(131,756)
Tesla Motors*	(565)	(119,786)
Tractor Supply	(1,215)	(101,999)
TripAdvisor*	(1,344)	(81,984)

Description	Shares	Fair Value

Ulta Salon Cosmetics & Fragrance*	(481)	$(118,908)
Under Armour, Cl A*	(1,860)	(73,712)
Under Armour, Cl C*	(1,430)	(50,981)
		(1,428,579)
Consumer Staples — (0.7)%
Monster Beverage*	(731)	(112,493)

Energy — (1.6)%
Cabot Oil & Gas	(4,830)	(118,963)
Cheniere Energy*	(3,442)	(147,662)
		(266,625)
Financials — (4.3)%
Alexandria Real Estate Equities‡	(83)	(9,137)
American Tower, Cl A‡	(1,040)	(117,915)
Equinix‡	(321)	(118,337)
Extra Space Storage‡	(1,252)	(100,849)
Intercontinental Exchange	(491)	(138,472)
S&P Global	(1,135)	(140,218)
Vornado Realty Trust‡	(1,181)	(122,009)
		(746,937)
Health Care — (5.4)%
Alexion Pharmaceuticals*	(1,010)	(127,119)
BioMarin Pharmaceutical*	(1,514)	(142,149)
Celgene*	(1,192)	(127,234)
Illumina*	(820)	(138,039)
Incyte*	(1,561)	(126,597)
Regeneron Pharmaceuticals*	(321)	(126,009)
Vertex Pharmaceuticals*	(1,414)	(133,637)
		(920,784)
Industrials — (3.5)%
Acuity Brands	(484)	(133,158)
Equifax	(951)	(125,437)
Stericycle*	(1,140)	(98,017)
TransDigm Group*	(450)	(128,336)
Verisk Analytics, Cl A*	(1,485)	(123,329)
		(608,277)
Information Technology — (2.8)%
Automatic Data Processing	(874)	(78,494)
Facebook, Cl A*	(1,025)	(129,273)
Visa, Cl A	(1,624)	(131,381)
Workday, Cl A*	(1,672)	(141,769)
		(480,917)
Materials — (2.7)%
International Flavors & Fragrances	(944)	(130,820)
Sherwin-Williams	(393)	(111,498)
Southern Copper	(4,515)	(116,577)
Vulcan Materials	(992)	(112,959)
		(471,854)

Total Common Stock
(Proceeds $5,145,870)		(5,036,466)

Total Securities Sold Short - (29.3)%
(Proceeds $5,145,870)††		$(5,036,466)

Percentages are based on Net Assets of $17,194,494.

*	Non-income producing security.
‡	Real Estate Investment Trust

WeatherStorm Forensic Accounting Long-Short ETF
August 31, 2016 (Unaudited)

(A)	All or a portion of this security is held as collateral for securities sold short.
(B)	Expiration date is unavailable.
†	At August 31, 2016, the tax basis cost of the Fund's investments was $21,492,016, and the unrealized appreciation and depreciation were $1,201,320 and $(535,485), respectively.
††	At August 31, 2016, the tax basis proceeds of the Fund's securities sold short was $(5,145,870), and the unrealized appreciation and depreciation were $302,784 and $(193,380), respectively.

Cl — Class
CVR — Contingent Value Right
PDC — Property Development Center
PLC — Public Limited Company

The following is a list of the level of inputs used as of August 31, 2016 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$22,156,860	$—	$—	$22,156,860
Rights	—	—	991	991
Total Investments in Securities	$22,156,860	$—	$991	$22,157,851

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(5,036,466)	$—	$—	$(5,036,466)
Total Securities Sold Short	$(5,036,466)	$—	$—	$(5,036,466)

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.

IDS-QH-001-0800

Item 2.   Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: October 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: October 25, 2016

By (Signature and Title)	/s/ James J. Baker Jr.
James J. Baker Jr., Treasurer

Date: October 25, 2016